APPENDIX I
UNITED STATES

OMB APPROVAL

               SECURITIES AND EXCHANGE
COMMISSION

OMB Number:   3235-
0456

Washington, D.C. 20549

Expires: July 31, 2006




Estimated average
burden



hours per
response....... 2

FORM 24F-2



Annual Notice of Securities Sold



Pursuant to Rule 24f-2






Read instructions at end of Form before preparing Form.
Please print or type.




1 . Name and address of issuer:



The Munder Series Trust II



480 Pierce Street



Birmingham, MI  48009






2.      The name of each series or class of
securities
 for which this Form is filed (If the
Form is being filed for all
series and classes of securities of the issuer, check the box but do not list series or classes): ?





Munder Healthcare Fund (Class A, B, C, K, R and Y Shares)








3. Investment Company Act File Number:



811-07897


     Securities Act File Number



333-15205






4(a). Last day of fiscal year for which this Form is filed:



June 30, 2005






4(b). ? Check box if this Form is being
filed late
(ie., more than 90 calendar days after
the end of the
fiscal year). (See Instruction A.2)






Note: If the Form is being filed late, interest must be paid on the registration fee due.





4(c). ? Check box if this is the last time the issuer will be filing this Form.














5.  Calculation of registration fee:


(i)
Aggregate sale price of securities
sold during
 the fiscal year


Pursuant to section 24(f):

$25,216,520




(ii)
Aggregate price of securities redeemed
or repurchased
 during the fiscal year:



$93,511,717




(iii)
Aggregate price of securities redeemed
or repurchased



during any prior fiscal year ending no earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the Commission:

$189,212,318




(iv)
Total available redemption credits
[add Item 5(ii) and 5(iii):
$282,724,035




(v)
Net sales - If Item 5(i) is greater
than Item 5(iv)



[subtract Item 5(iv)
 from Item 5(i) ]:

$0




(vi)
Redemption credits available for use
in future years

$257,507,515

- if Item 5(i) is less than Item 5(iv)
[subtract Item 5(iv) from Item 5(i)]:




(vii)
Multiplier for determining registration
fee (See Instruction C.9):

x
$0.0001177




(viii)
Registration fee due [multiply Item
5(v) by Item



 5(vii)] (enter 'O' if no fee is due):

$0








6. Prepaid Shares




If the response to item 5 i was
determined by
deducting an amount of securities
that were registered
under the Securities Act of 1933
pursuant to rule
24e-2 as in effect before [effective
 date of
rescission of rule 24e-2], then
report the amount of securities
(number of
shares or other units) deducted here:
If there is a number
of shares or other units that were
registered
pursuant to rule 24e-2 remaining
unsold at the
end of the fiscal year
for which this form is filed that are
available
for use by the issuer in future fiscal
years,
then state that number
here:              .







7.  Interest due - if this Form is being
filed more than 90 days after the end of the issuer's fiscal year
 (see Instruction D):





+
$            0




8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:


=
$0







9. Date the registration fee and any
interest payment was sent to the
Commission's lockbox depository:




Method of Delivery:




Wire Transfer



Mail or other means























SIGNATURES

David Rumph

Assistant Treasurer




This report has been signed below
 by the following
persons on behalf of the issuer
and in the capacities
and on the
 dates indicated.






By (Signature and Title.)*




David Rumph







Assistant Treasurer


Date_September 15, 2005








*Please print the name and title of
the signing
officer below the signature.